Convertible Promissory Notes - Summary of Convertible Promissory Notes (Details) (Parenthetical)	6 Months Ended	12 Months Ended
	Jul. 31, 2017	Jan. 31, 2017
Convertible Debt One [Member]
Percentage of convertible notes	12.00%	12.00%
Due date	Dec. 31, 2017	Dec. 31, 2017
Convertible Debt Two [Member]
Percentage of convertible notes	12.00%	12.00%
Due date	Feb. 28, 2018	Feb. 28, 2018
Convertible Debt Three [Member]
Percentage of convertible notes	12.00%	12.00%
Due date	Jan. 31, 2018	Jan. 31, 2018
Convertible Debt Four [Member]
Percentage of convertible notes	8.00%	8.00%
Due date	Jun. 30, 2018	Jun. 30, 2018
Convertible Debt Five [Member]
Percentage of convertible notes	12.00%	12.00%
Due date	Apr. 30, 2018	Apr. 30, 2018